Partly-Owned Subsidiaries with Material Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Non controlling Interest [Abstract]
Summary of interests in subsidiaries

Details of the Group’s subsidiaries that have material
non-controlling
interests are set out below:

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
Percentage of equity interest held by non-controlling interests:
Zhongshi Credit Management Co., Ltd.	10%	10%	10%
Ping An Consumer Finance Co., Ltd.	30%	30%	30%

Net profit/(loss) for the year allocated to non-controlling interests:
Zhongshi Credit Management Co., Ltd.	5,080	(4,147)	(33,157)
Ping An Consumer Finance Co., Ltd.	56,080	147,078	305,160

Accumulated balances of non-controlling interests at the reporting date:
Zhongshi Credit Management Co., Ltd.	21,108	16,962	(16,196)
Ping An Consumer Finance Co., Ltd.	1,386,016	1,531,485	1,838,074

Summary of financial information of subsidaries
The following tables illustrate the summarised financial information of the above subsidiaries. The amounts disclosed are before any inter-company eliminations:

	Zhongshi Credit Management Co., Ltd.	Ping An Consumer Finance Co., Ltd.
2022
Revenue	673,926	2,668,859
Total expenses	596,518	2,430,807

2023
Revenue	611,280	3,530,998
Total expenses	658,324	2,889,025

2024
Revenue	206,301	4,311,091
Total expenses	639,791	2,962,464